Note 26 - Related Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Compensation to key personnel	$ 4,360	$ 2,242	$ 2,352
Management 1 [member]
Statement Line Items [Line Items]
Compensation to key personnel	4,130	2,067	2,194
Directors [member]
Statement Line Items [Line Items]
Compensation to key personnel	$ 230	$ 175	$ 158